Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Related Party Balances and Transactions
Due from related parties			¥ 66,103
Due to related parties	¥ 38,073	$ 5,269	36,172
Related Party
Related Party Balances and Transactions
Due from related parties			66,103
Due to related parties	38,073	5,269	36,172
Amounts lent | Hywin Financial Holding Group Co., Ltd. | Related Party
Related Party Balances and Transactions
Due from related parties			66,103
Loans Borrowed And Interest Payable
Related Party Balances and Transactions
Due to related parties	15,573	2,155	13,672
Loans Borrowed And Interest Payable | Others | Related Party
Related Party Balances and Transactions
Due to related parties	407	57	406
Loans Borrowed And Interest Payable | Ms. Wang Dian | Related Party
Related Party Balances and Transactions
Due to related parties	1,891	262	1,891
Loans Borrowed And Interest Payable | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I | Related Party
Related Party Balances and Transactions
Due to related parties	5,401	747	5,005
Loans Borrowed And Interest Payable | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Related Party
Related Party Balances and Transactions
Due to related parties	6,874	951	6,370
Loans Borrowed And Interest Payable | Beijing Boyi Kangsheng Investment Consulting Co., Ltd | Related Party
Related Party Balances and Transactions
Due to related parties	1,000	138
Dividend payable | Ms. Wang Dian | Related Party
Related Party Balances and Transactions
Due to related parties	¥ 22,500	$ 3,114	¥ 22,500